GOODWILL - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount	10.00%
Terminal capitalization rate	3
Discrete cash flow period	2 years
Top of range
Disclosure of detailed information about intangible assets [line items]
Discount	14.00%
Terminal capitalization rate	5
Discrete cash flow period	7 years